CAPITAL STRUCTURE FINANCIAL POLICIES - (Tables)	12 Months Ended
Dec. 31, 2021
CAPITAL STRUCTURE FINANCIAL POLICIES
Schedule of components of ratios

	Capital
	Measure	December 31	December 31
($ millions)	Target	2021	2020
Components of ratios
Short-term debt		1 284	3 566
Current portion of long-term debt		231	1 413
Current portion of long-term lease liabilities		310	272
Long-term debt		13 989	13 812
Long-term lease liabilities		2 540	2 636
Total debt(1)		18 354	21 699
Less: Cash and cash equivalents		2 205	1 885
Net debt(1)		16 149	19 814
Shareholders’ equity		36 614	35 757
Total capitalization (total debt plus shareholders’ equity)		54 968	57 456
Adjusted funds from operations(2)		10 257	3 876
Net debt to adjusted funds from operations	<3.0 times	1.6	5.1
Total debt to total debt plus shareholders’ equity	20% - 35%	33.4%	37.8%
(1)	Total debt and net debt are non-GAAP financial measures.
(2)	Adjusted funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.